Financial instruments included in the statement of financial position and impact on income	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments included in the statement of financial position and impact on income	Financial instruments included in the statement of financial position and impact on income
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2023
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	294	—	294	294
Trade receivables	1,090	—	1,090	1,090
Cash and cash equivalents	21,629	—	21,629	21,629
Total assets	23,013	—	23,013	23,013
Financial liabilities
Non-current financial liabilities	46,798	—	46,798	49,427
Current financial liabilities	7,203	—	7,203	7,317
Trade payables and other payables	16,712	—	16,712	16,712
Total liabilities	70,713	—	70,713	73,456
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Management of financial risks

The principal financial instruments held by the Company are instruments classified as cash and cash equivalents. These instruments are managed with the objective of enabling the Company to finance its business activities. The Company's policy is to not use financial instruments for speculative purposes. It does not use derivative financial instruments.

The principal risks faced by the Company are liquidity, foreign currency exchange, interest rate and credit risks.

Liquidity risk

The Company has incurred operating losses since inception in 2005. As of June 30, 2023, the Company has cash and cash equivalent of €21.6 million and the current level of cash and cash equivalent is not sufficient to meet its projected financial obligations beyond the first quarter of 2024. In order to meet its operating cash flow requirements, the Company plans to pursue new business development partnerships, collaborative or strategic alliances, additional financing through public or private offerings of capital or debt securities, and through the implementation of cash preservation activities to reduce or defer discretionary spending. (See Note 2 General information for more details)

There are no assurances that its efforts to meet our operating cash flow requirements will be successful. If the current cash and cash equivalent as well as the Company’s plans to meet operating cash flow requirements are not sufficient to fund necessary expenditures and meet its obligations as they come due, the liquidity of the Company, its financial condition, and its business prospects will be materially affected.

As part of the Amendment Agreement in respect of the EIB, the Company has agreed to maintain a minimum cash and cash equivalents balance equal to the outstanding principal owed to EIB which is €25.3 million as of June 30, 2023. All other covenants included in the 2018 finance contract remain unchanged, other than aforementioned cash covenant which has been lowered to €10.3 million as of June 30, 2023 pursuant to a temporary waiver that was automatically extended until January 31, 2024 upon the Company’s entry into the Janssen Agreement on July 7, 2023.

As of June 30, 2023, Cash and cash equivalents amounts to €21.6 million and no covenant is in breach (see Note 9 Cash and cash equivalents)
Foreign Currency Exchange Risk

The functional currency of Nanobiotix S.A. is the euro. Exposure to foreign currency exchange risk is derived almost entirely from intragroup transactions between Nanobiotix S.A. and its U.S. subsidiaries, for which the functional currency is the U.S. dollar, as well as trade payable relations with customers and suppliers outside the euro zone.
However, a significant increase in its business activity could lead to a greater exposure to foreign currency exchange risk.

At this stage of its development, the Company does not use hedging to protect its business against exchange rate fluctuations. The Company may implement a suitable hedging policy for these risks if needed.

Credit risk

Credit risk arises from cash and cash equivalents, derivative instruments and deposits with banks and other financial institutions as well as from exposure to customer credit, in particular unpaid receivables and transaction commitments.

The credit risk related to cash and cash equivalents and to current financial instruments is not material given the rating and size of the relevant financial institutions. Customer credit risk is limited, due in part to low trade receivables as of June 30, 2023 and, on the other hand, the high credit rating of the public authority for other receivables.

Interest rate risk

The Company's exposure to interest rate risk is primarily related to cash equivalents and investment securities, which consist of money market mutual funds (SICAVs). Changes in interest rates have a direct impact on the interest earned from these investments and the cash flows generated.

As of June 30, 2023, loans issued by the Company are exclusively fixed rate loans and thus our exposure to interest rate and market risk is deemed low.

Variable interests on the EIB loan are royalty-based and are not subject to market rate risks

Fair value

As of June 30, 2023, the carrying value of receivables and current liabilities is assumed to approximate their fair value.